Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Issued capital [member]	Commitment To Issue Shares [Member]	Reserves [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance, value at Nov. 30, 2020	$ 22,435,363	$ 440,501	$ 2,741,849		$ (18,682,796)	$ 6,934,917
Beginning Balance, Shares at Nov. 30, 2020	10,142,426
IfrsStatementLineItems [Line Items]
Shares issued for cash	$ 6,000,000					6,000,000
Shares issued for cash, Shares	1,791,045
Shares issued to settle debt	$ 486,403					486,403
Shares issued to settle debt, Shares	217,984
Units issued for convertible debentures and related interest	$ 454,967		(49,967)			405,000
Units issued for convertible debentures and related interest, Shares	270,000
Shares issued for services	$ 46,948					46,948
Shares issued for services, Shares	17,907
Shares issued for restricted share units	$ 372,376		(372,376)
Shares issued for restricted share units, Shares	250,001
Shares issued for cashless warrant exercise	$ 423,503					423,503
Shares issued for cashless warrant exercise, Shares	121,319
Share issuance costs	$ (555,046)					(555,046)
Warrants exercised for cash	$ 3,278,800	(440,501)	(224,306)			2,613,993
Warrants exercised for cash, Shares	1,787,251
Share-based compensation			1,202,041			1,202,041
Foreign exchange on translation
Loss for the period					(3,245,175)	(3,245,175)
Ending balance, value at May. 31, 2021	$ 32,943,314		3,297,241		(21,927,971)	14,312,584
Ending Balance, Shares at May. 31, 2021	14,597,933
IfrsStatementLineItems [Line Items]
Shares issued pursuant to acquisition of IndieFlix	$ 799,994					799,994
Shares issued pursuant to acquisition of IndieFlix, Shares	499,996
Shares issued for cash	$ 915,230					915,230
Shares issued for cash, Shares	437,365
Shares issued to settle debt	$ 75,000					75,000
Shares issued to settle debt, Shares	39,894
Shares issued for restricted share units	$ 349,126		(349,126)
Shares issued for restricted share units, Shares	237,501
Share issuance costs	$ (18,305)					(18,305)
Options exercised for cash	$ 38,561		(19,561)			19,000
Options exercised for cash, Shares	10,000
Share-based compensation			472,281			472,281
Loss for the period					(9,534,196)	(9,534,196)
Ending balance, value at Nov. 30, 2021	$ 35,102,920		3,400,835		(31,462,167)	7,041,588
Ending Balance, Shares at Nov. 30, 2021	15,822,689
IfrsStatementLineItems [Line Items]
Shares issued pursuant to acquisition of iGEMS	$ 233,750					233,750
Shares issued pursuant to acquisition of iGEMS, Shares	212,500
Shares issued pursuant to acquisition of DCU	$ 1,680,000					1,680,000
Shares issued pursuant to acquisition of DCU, Shares	3,000,000
Shares issued to settle debt	$ 67,500					67,500
Shares issued to settle debt, Shares	114,194
Shares issued for restricted share units	$ 241,017		(241,017)
Shares issued for restricted share units, Shares	163,957
Share-based compensation			210,557			210,557
Foreign exchange on translation				(13,855)		(13,855)
Loss for the period					(1,899,317)	(1,899,317)
Ending balance, value at May. 31, 2022	$ 37,325,187		$ 3,370,375	$ (13,855)	$ (33,361,484)	$ 7,320,223
Ending Balance, Shares at May. 31, 2022	19,313,340